Schedule of Investments (unaudited)
September 30, 2024
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 26.7%
4D Molecular Therapeutics, Inc.(a)	11,778	$ 127,320
AbbVie, Inc.(b)	109,581	21,640,056
AC Immune SA(a)	78,180	295,520
Allogene Therapeutics, Inc.(a)	108,101	302,683
Alnylam Pharmaceuticals, Inc.(a)	35,881	9,868,351
Amgen, Inc.(b)	75,401	24,294,956
Arcellx, Inc.(a)	27,990	2,337,445
Argenx SE, ADR(a)	16,263	8,815,847
Ascendis Pharma A/S, ADR(a)	4,719	704,594
Autolus Therapeutics PLC, ADR(a)(c)	64,258	233,257
Avidity Biosciences, Inc.(a)	17,918	822,974
Beam Therapeutics, Inc.(a)	20,739	508,105
BeiGene Ltd., ADR(a)	6,675	1,498,604
Biogen, Inc.(a)	42,511	8,240,332
Biohaven Ltd.(a)	24,215	1,210,024
BioMarin Pharmaceutical, Inc.(a)	21,076	1,481,432
BioNTech SE, ADR(a)	7,725	917,498
Blueprint Medicines Corp.(a)	26,672	2,467,160
Bridgebio Pharma, Inc.(a)	16,735	426,073
Cabaletta Bio, Inc.(a)	29,605	139,736
CG oncology, Inc.(a)	9,773	368,735
Denali Therapeutics, Inc.(a)	35,343	1,029,542
Disc Medicine, Inc.(a)	7,440	365,602
Dyne Therapeutics, Inc.(a)	24,506	880,256
Exact Sciences Corp.(a)	23,261	1,584,539
Gilead Sciences, Inc.	149,750	12,555,040
Immatics NV(a)	21,538	245,749
Immunocore Holdings PLC, ADR(a)	12,497	389,032
Incyte Corp.(a)	15,306	1,011,727
Insmed, Inc.(a)	45,410	3,314,930
Ionis Pharmaceuticals, Inc.(a)	18,725	750,123
Kyverna Therapeutics, Inc.(a)	9,645	47,164
Legend Biotech Corp., ADR(a)	13,053	636,073
Merus NV(a)	22,655	1,131,844
MoonLake Immunotherapeutics(a)(c)	10,337	521,192
Natera, Inc.(a)	27,665	3,512,072
Neurocrine Biosciences, Inc.(a)	9,808	1,130,078
Neurogene, Inc.(a)	19,342	811,590
Nurix Therapeutics, Inc.(a)	45,062	1,012,543
Nuvalent, Inc., Class A(a)	28,266	2,891,612
Prime Medicine, Inc.(a)	22,929	88,735
Protagonist Therapeutics, Inc.(a)	25,174	1,132,830
PTC Therapeutics, Inc.(a)	19,817	735,211
Regeneron Pharmaceuticals, Inc.(a)	10,727	11,276,651
REGENXBIO, Inc.(a)	18,875	197,999
REVOLUTION Medicines, Inc.(a)	14,694	666,373
Rhythm Pharmaceuticals, Inc.(a)	49,466	2,591,524
Rocket Pharmaceuticals, Inc.(a)	18,343	338,795
Roivant Sciences Ltd.(a)	57,525	663,838
Sage Therapeutics, Inc.(a)	13,650	98,553
Sagimet Biosciences, Inc., Class A(a)	21,965	60,843
Sarepta Therapeutics, Inc.(a)	34,288	4,282,228
Soleno Therapeutics, Inc.(a)	12,300	621,027
Stoke Therapeutics, Inc.(a)	70,495	866,384
TScan Therapeutics, Inc.(a)	49,480	246,410
Ultragenyx Pharmaceutical, Inc.(a)	14,268	792,587
Vaxcyte, Inc.(a)	23,860	2,726,482
Vertex Pharmaceuticals, Inc.(a)	26,679	12,407,869
Viking Therapeutics, Inc.(a)	9,142	578,780
Security	Shares	Value
Biotechnology (continued)
Voyager Therapeutics, Inc.(a)	32,205	$ 188,399
Xenon Pharmaceuticals, Inc.(a)	35,726	1,406,533
Zealand Pharma A/S(a)	10,466	1,273,413
		163,762,874
Capital Markets — 0.1%
Helix Acquisition Corp. II, Class A(a)	61,530	642,988
Health Care Equipment & Supplies — 22.6%
Abbott Laboratories(b)	121,092	13,805,699
Align Technology, Inc.(a)	8,170	2,077,794
Becton Dickinson & Co.	33,686	8,121,695
Boston Scientific Corp.(a)	442,429	37,075,550
Cooper Cos., Inc.(a)	46,363	5,115,693
Dexcom, Inc.(a)	28,188	1,889,724
Edwards Lifesciences Corp.(a)	101,760	6,715,142
GE HealthCare Technologies, Inc.(a)	67,233	6,309,817
Glaukos Corp.(a)	5,240	682,667
IDEXX Laboratories, Inc.(a)	6,691	3,380,427
Inari Medical, Inc.(a)	7,005	288,886
Inspire Medical Systems, Inc.(a)	5,782	1,220,291
Intuitive Surgical, Inc.(a)	45,978	22,587,612
Medtronic PLC	71,671	6,452,540
Novocure Ltd.(a)	29,303	458,006
Nucleix Ltd., (Acquired 04/10/24, Cost: $200,000)(a)(d)(e)	200	173,716
Nyxoah SA(a)	29,870	285,259
Orchestra BioMed Holdings, Inc.(a)	18,076	92,911
Penumbra, Inc.(a)	12,105	2,352,123
STERIS PLC	9,642	2,338,571
Stryker Corp.	48,820	17,636,713
		139,060,836
Health Care Providers & Services — 21.3%
Cencora, Inc.	62,148	13,988,272
Centene Corp.(a)	58,019	4,367,670
Cigna Group	31,736	10,994,620
Elevance Health, Inc.	34,273	17,821,960
Guardant Health, Inc.(a)	24,415	560,080
HCA Healthcare, Inc.	19,158	7,786,386
Humana, Inc.	14,550	4,608,567
Labcorp Holdings, Inc.	6,745	1,507,373
McKesson Corp.	18,118	8,957,901
Quest Diagnostics, Inc.	11,479	1,782,115
UnitedHealth Group, Inc.(b)	100,528	58,776,711
		131,151,655
Life Sciences Tools & Services — 8.9%
Agilent Technologies, Inc.	15,171	2,252,590
Bio-Techne Corp.	16,718	1,336,270
Danaher Corp.	78,006	21,687,229
IQVIA Holdings, Inc.(a)	6,738	1,596,704
Mettler-Toledo International, Inc.(a)	1,170	1,754,649
Repligen Corp.(a)	13,935	2,073,807
Thermo Fisher Scientific, Inc.	30,324	18,757,517
Waters Corp.(a)	6,260	2,252,911
West Pharmaceutical Services, Inc.	10,207	3,063,733
		54,775,410
Pharmaceuticals — 20.0%
AstraZeneca PLC	25,594	3,987,197
Daiichi Sankyo Co. Ltd.	34,800	1,149,525
Eli Lilly & Co.(f)	65,647	58,159,303
Johnson & Johnson	83,583	13,545,461
Longboard Pharmaceuticals, Inc.(a)	10,161	338,666
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.(b)	146,187	$ 16,600,996
Novo Nordisk A/S, Class B	24,309	2,883,327
Pfizer, Inc.	321,776	9,312,198
Roche Holding AG	9,695	3,102,566
Sanofi SA	44,338	5,105,040
Structure Therapeutics, Inc., ADR(a)(c)	14,399	631,972
Zoetis, Inc., Class A	39,924	7,800,351
		122,616,602
Total Common Stocks — 99.6% (Cost: $366,537,540)		612,010,365

	Par (000)
Corporate Bonds
Health Care Equipment & Supplies — 0.0%
EXO Imaging, Inc., (Acquired: 07/24/24, Cost: $28,863), 8.00%, 08/14/25(d)(e)	$29	115,595
Health Care Technology — 0.0%
Carbon Health Technologies, Inc., (Acquired: 02/27/24, Cost: $65,000), 12.00%, 02/28/26(d)(e)	— (g)	70,596
Total Corporate Bonds — 0.0% (Cost: $93,863)		186,191

	Benefical Interest (000)
Other Interests
Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)(d)(e)(h)	$6	86,798
Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc., (Acquired 09/30/15, Cost: $ —)(d)(e)(h)	190	2
Total Other Interests — 0.0% (Cost: $ — )		86,800

	Shares
Preferred Securities
Preferred Stocks — 0.7%(a)(d)(e)
Biotechnology — 0.3%
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	153,259
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $292,001)	57,170	360,171
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	74,100
Security	Shares	Value
Biotechnology (continued)
Kartos Therapeutics, Inc., Series C, (Acquired 08/22/23, Cost: $485,124)	85,817	$ 541,505
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	590,800
		1,719,835
Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	200,430
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	775,203
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	1
		975,634
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	329,018
Health Care Technology — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $907,000)	89,892	74,610
Pharmaceuticals — 0.1%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $440,003)	52,885	475,965
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	317,488
		793,453
		3,892,550
Total Preferred Securities — 0.7% (Cost: $6,232,887)		3,892,550
Rights
Biotechnology — 0.0%
Korro Bio, Inc., CVR(d)	43,807	11,810
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	14,359	23,262
Total Rights — 0.0% (Cost: $25,669)		35,072
Warrants
Health Care Equipment & Supplies — 0.0%
Nucleix Ltd., (Acquired 04/10/24, Cost: $0), (Issued 04/10/24, Expires 04/10/34, Strike Price USD 3.35)(a)(d)(e)	238,856	35,828
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)	4,201	42

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	4,050	$ 396
Total Warrants — 0.0% (Cost: $14,030)		36,266
Total Long-Term Investments — 100.3% (Cost: $372,903,989)		616,247,244
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(i)(j)(k)	419,195	419,572
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(i)(j)	3,364,869	3,364,869
Total Short-Term Securities — 0.6% (Cost: $3,784,285)		3,784,441
Total Investments Before Options Written — 100.9% (Cost: $376,688,274)		620,031,685
Options Written — (0.9)% (Premiums Received: $(6,476,686))		(5,347,187)
Total Investments, Net of Options Written — 100.0% (Cost: $370,211,588)		614,684,498
Liabilities in Excess of Other Assets — 0.0%		(211,468)
Net Assets — 100.0%		$ 614,473,030

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,375,085, representing 0.7% of its net assets as of period end, and an original cost of $6,526,750.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Rounds to less than 1,000.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 419,280 (a)	$ —	$ 136	$ 156	$ 419,572	419,195	$ 2,021 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	31,396,977	—	(28,032,108)(a)	—	—	3,364,869	3,364,869	802,113	—
SL Liquidity Series, LLC, Money Market Series(c)	—	463 (a)	—	(463)	—	—	—	690 (b)	—
				$ (327)	$ 156	$ 3,784,441		$ 804,824	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amgen, Inc.	276	10/04/24	USD	335.00	USD	8,893	$ (12,696)
Danaher Corp.	107	10/04/24	USD	275.00	USD	2,975	(49,755)
Eli Lilly & Co.	50	10/04/24	USD	965.00	USD	4,430	(1,075)
Intuitive Surgical, Inc.	58	10/04/24	USD	500.00	USD	2,849	(10,585)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Johnson & Johnson	317	10/04/24	USD	165.00	USD	5,137	$ (7,291)
Medtronic PLC	95	10/04/24	USD	90.00	USD	855	(6,697)
Pfizer, Inc.	408	10/04/24	USD	29.00	USD	1,181	(10,200)
Sarepta Therapeutics, Inc.	49	10/04/24	USD	145.00	USD	612	(7,350)
UnitedHealth Group, Inc.	90	10/04/24	USD	590.00	USD	5,262	(34,425)
Abbott Laboratories	304	10/11/24	USD	114.00	USD	3,466	(49,856)
Centene Corp.	62	10/11/24	USD	76.00	USD	467	(6,820)
GE HealthCare Technologies, Inc.	47	10/11/24	USD	87.00	USD	441	(33,370)
Intuitive Surgical, Inc.	54	10/11/24	USD	485.00	USD	2,653	(61,290)
McKesson Corp.	43	10/11/24	USD	530.00	USD	2,126	(18,920)
Pfizer, Inc.	407	10/11/24	USD	29.00	USD	1,178	(17,094)
Vertex Pharmaceuticals, Inc.	46	10/11/24	USD	485.00	USD	2,139	(3,565)
AbbVie, Inc.	277	10/18/24	USD	195.00	USD	5,470	(132,267)
Agilent Technologies, Inc.	89	10/18/24	USD	145.00	USD	1,321	(48,060)
Align Technology, Inc.	11	10/18/24	USD	260.00	USD	280	(7,865)
Alnylam Pharmaceuticals, Inc.	67	10/18/24	USD	272.00	USD	1,843	(75,682)
Amgen, Inc.	10	10/18/24	USD	335.00	USD	322	(2,000)
Argenx SE, ADR	30	10/18/24	USD	540.00	USD	1,626	(46,500)
Avidity Biosciences, Inc.	68	10/18/24	USD	50.00	USD	312	(12,240)
Becton Dickinson & Co.	64	10/18/24	USD	240.00	USD	1,543	(33,600)
BeiGene Ltd., ADR	25	10/18/24	USD	190.00	USD	561	(88,625)
Biogen, Inc.	71	10/18/24	USD	210.00	USD	1,376	(5,858)
Biohaven Ltd.	92	10/18/24	USD	45.00	USD	460	(56,120)
BioMarin Pharmaceutical, Inc.	130	10/18/24	USD	90.00	USD	914	(3,250)
BioNTech SE, ADR	29	10/18/24	USD	125.00	USD	344	(5,583)
Bio-Techne Corp.	23	10/18/24	USD	75.00	USD	184	(15,870)
Blueprint Medicines Corp.	101	10/18/24	USD	100.00	USD	934	(11,867)
Bridgebio Pharma, Inc.	63	10/18/24	USD	30.00	USD	160	(1,260)
Cencora, Inc.	65	10/18/24	USD	240.00	USD	1,463	(3,738)
Centene Corp.	158	10/18/24	USD	80.00	USD	1,189	(5,135)
Cigna Group	81	10/18/24	USD	360.00	USD	2,806	(18,225)
Cooper Cos., Inc.	177	10/18/24	USD	105.00	USD	1,953	(107,970)
Danaher Corp.	111	10/18/24	USD	280.00	USD	3,086	(51,060)
Dexcom, Inc.	38	10/18/24	USD	80.01	USD	255	(739)
Dyne Therapeutics, Inc.	93	10/18/24	USD	40.00	USD	334	(6,742)
Edwards Lifesciences Corp.	232	10/18/24	USD	70.00	USD	1,531	(11,020)
Elevance Health, Inc.	93	10/18/24	USD	550.00	USD	4,836	(30,690)
Exact Sciences Corp.	37	10/18/24	USD	75.00	USD	252	(2,128)
Glaukos Corp.	19	10/18/24	USD	130.00	USD	248	(9,785)
Guardant Health, Inc.	46	10/18/24	USD	35.00	USD	106	(690)
HCA Healthcare, Inc.	32	10/18/24	USD	365.00	USD	1,301	(138,720)
Humana, Inc.	3	10/18/24	USD	380.00	USD	95	(368)
IDEXX Laboratories, Inc.	13	10/18/24	USD	520.00	USD	657	(7,995)
Incyte Corp.	37	10/18/24	USD	62.85	USD	245	(17,653)
Insmed, Inc.	172	10/18/24	USD	80.00	USD	1,256	(28,380)
Inspire Medical Systems, Inc.	10	10/18/24	USD	210.00	USD	211	(10,400)
Intuitive Surgical, Inc.	54	10/18/24	USD	510.00	USD	2,653	(44,820)
Ionis Pharmaceuticals, Inc.	71	10/18/24	USD	47.50	USD	284	(2,485)
IQVIA Holdings, Inc.	25	10/18/24	USD	250.00	USD	592	(3,688)
Labcorp Holdings, Inc.	12	10/18/24	USD	230.00	USD	268	(2,160)
Legend Biotech Corp., ADR	61	10/18/24	USD	61.10	USD	297	(3,496)
Medtronic PLC	68	10/18/24	USD	87.50	USD	612	(20,876)
Merck & Co., Inc.	239	10/18/24	USD	120.00	USD	2,714	(4,541)
Merus NV	43	10/18/24	USD	52.54	USD	215	(5,348)
Neurocrine Biosciences, Inc.	15	10/18/24	USD	155.00	USD	173	(1,125)
Nurix Therapeutics, Inc.	19	10/18/24	USD	30.00	USD	43	(618)
Nuvalent, Inc., Class A	54	10/18/24	USD	80.00	USD	552	(121,230)
Penumbra, Inc.	22	10/18/24	USD	190.00	USD	427	(21,670)
PTC Therapeutics, Inc.	37	10/18/24	USD	34.50	USD	137	(16,010)
Quest Diagnostics, Inc.	21	10/18/24	USD	152.23	USD	326	(9,312)
Repligen Corp.	31	10/18/24	USD	166.00	USD	461	(5,040)
REVOLUTION Medicines, Inc.	37	10/18/24	USD	45.00	USD	168	(9,250)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
REVOLUTION Medicines, Inc.	18	10/18/24	USD	48.00	USD	82	$ (2,520)
Rhythm Pharmaceuticals, Inc.	103	10/18/24	USD	50.00	USD	540	(34,762)
Rocket Pharmaceuticals, Inc.	35	10/18/24	USD	20.00	USD	65	(2,625)
Soleno Therapeutics, Inc.	23	10/18/24	USD	50.00	USD	116	(5,463)
STERIS PLC	18	10/18/24	USD	230.00	USD	437	(25,560)
Structure Therapeutics, Inc., ADR	27	10/18/24	USD	45.00	USD	119	(5,873)
Stryker Corp.	59	10/18/24	USD	338.00	USD	2,131	(145,070)
Thermo Fisher Scientific, Inc.	47	10/18/24	USD	630.00	USD	2,907	(42,300)
UnitedHealth Group, Inc.	161	10/18/24	USD	580.00	USD	9,413	(325,622)
Vaxcyte, Inc.	30	10/18/24	USD	90.00	USD	343	(72,150)
Vaxcyte, Inc.	60	10/18/24	USD	120.00	USD	686	(7,650)
Vertex Pharmaceuticals, Inc.	55	10/18/24	USD	500.00	USD	2,558	(4,125)
Viking Therapeutics, Inc.	34	10/18/24	USD	75.00	USD	215	(3,485)
West Pharmaceutical Services, Inc.	1	10/18/24	USD	308.00	USD	30	(531)
Xenon Pharmaceuticals, Inc.	51	10/18/24	USD	40.00	USD	201	(19,380)
Abbott Laboratories	156	10/25/24	USD	117.00	USD	1,779	(25,428)
Biogen, Inc.	67	10/25/24	USD	205.00	USD	1,299	(24,287)
Boston Scientific Corp.	1,681	10/25/24	USD	84.00	USD	14,087	(369,820)
Dexcom, Inc.	38	10/25/24	USD	76.00	USD	255	(7,600)
Eli Lilly & Co.	38	10/25/24	USD	935.00	USD	3,367	(38,570)
GE HealthCare Technologies, Inc.	48	10/25/24	USD	87.00	USD	450	(37,680)
Gilead Sciences, Inc.	148	10/25/24	USD	83.00	USD	1,241	(37,592)
Humana, Inc.	31	10/25/24	USD	330.00	USD	982	(36,580)
McKesson Corp.	38	10/25/24	USD	540.00	USD	1,879	(5,130)
Merck & Co., Inc.	197	10/25/24	USD	119.00	USD	2,237	(9,653)
Pfizer, Inc.	407	10/25/24	USD	31.00	USD	1,178	(3,663)
Regeneron Pharmaceuticals, Inc.	15	10/25/24	USD	1,190.00	USD	1,577	(4,463)
Thermo Fisher Scientific, Inc.	69	10/25/24	USD	640.00	USD	4,268	(56,235)
AbbVie, Inc.	139	11/01/24	USD	195.00	USD	2,745	(86,875)
Align Technology, Inc.	9	11/01/24	USD	270.00	USD	229	(10,935)
Danaher Corp.	78	11/01/24	USD	275.00	USD	2,169	(90,090)
Dexcom, Inc.	31	11/01/24	USD	79.00	USD	208	(4,960)
Eli Lilly & Co.	141	11/01/24	USD	910.00	USD	12,492	(432,165)
Gilead Sciences, Inc.	136	11/01/24	USD	87.00	USD	1,140	(12,308)
Medtronic PLC	68	11/01/24	USD	90.00	USD	612	(14,552)
UnitedHealth Group, Inc.	131	11/01/24	USD	590.00	USD	7,659	(248,572)
Medtronic PLC	41	11/08/24	USD	90.00	USD	369	(10,086)
Align Technology, Inc.	11	11/15/24	USD	260.00	USD	280	(20,185)
Alnylam Pharmaceuticals, Inc.	69	11/15/24	USD	280.00	USD	1,898	(93,150)
Argenx SE, ADR	31	11/15/24	USD	550.00	USD	1,680	(79,050)
Beam Therapeutics, Inc.	78	11/15/24	USD	29.00	USD	191	(7,410)
Becton Dickinson & Co.	64	11/15/24	USD	240.00	USD	1,543	(60,160)
Biogen, Inc.	23	11/15/24	USD	205.00	USD	446	(13,110)
Bio-Techne Corp.	40	11/15/24	USD	85.00	USD	320	(11,200)
Cencora, Inc.	52	11/15/24	USD	230.00	USD	1,170	(29,380)
Cigna Group	39	11/15/24	USD	370.00	USD	1,351	(21,645)
Edwards Lifesciences Corp.	232	11/15/24	USD	72.50	USD	1,531	(40,020)
Elevance Health, Inc.	37	11/15/24	USD	550.00	USD	1,924	(34,965)
Exact Sciences Corp.	36	11/15/24	USD	75.00	USD	245	(9,630)
GE HealthCare Technologies, Inc.	160	11/15/24	USD	92.50	USD	1,502	(68,800)
Gilead Sciences, Inc.	148	11/15/24	USD	85.00	USD	1,241	(41,588)
Gilead Sciences, Inc.	136	11/15/24	USD	87.50	USD	1,140	(24,480)
Guardant Health, Inc.	46	11/15/24	USD	28.00	USD	106	(2,875)
HCA Healthcare, Inc.	40	11/15/24	USD	400.00	USD	1,626	(94,600)
IDEXX Laboratories, Inc.	12	11/15/24	USD	530.00	USD	606	(16,740)
Incyte Corp.	21	11/15/24	USD	67.50	USD	139	(5,723)
Inspire Medical Systems, Inc.	11	11/15/24	USD	220.00	USD	232	(17,710)
Labcorp Holdings, Inc.	13	11/15/24	USD	230.00	USD	291	(6,890)
Legend Biotech Corp., ADR	8	11/15/24	USD	55.00	USD	39	(1,720)
Merck & Co., Inc.	120	11/15/24	USD	120.00	USD	1,363	(20,820)
Merus NV	43	11/15/24	USD	53.04	USD	215	(10,078)
Mettler-Toledo International, Inc.	4	11/15/24	USD	1,460.00	USD	600	(38,760)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Natera, Inc.	105	11/15/24	USD	130.00	USD	1,333	$ (100,275)
Neurocrine Biosciences, Inc.	22	11/15/24	USD	130.00	USD	253	(2,475)
Nuvalent, Inc., Class A	53	11/15/24	USD	110.00	USD	542	(16,032)
Penumbra, Inc.	23	11/15/24	USD	220.00	USD	447	(11,385)
PTC Therapeutics, Inc.	38	11/15/24	USD	37.00	USD	141	(14,440)
Quest Diagnostics, Inc.	22	11/15/24	USD	160.00	USD	342	(5,995)
Regeneron Pharmaceuticals, Inc.	25	11/15/24	USD	1,100.00	USD	2,628	(73,000)
Repligen Corp.	21	11/15/24	USD	150.00	USD	313	(24,990)
Rhythm Pharmaceuticals, Inc.	84	11/15/24	USD	55.00	USD	440	(24,360)
Rocket Pharmaceuticals, Inc.	34	11/15/24	USD	24.29	USD	63	(3,311)
Soleno Therapeutics, Inc.	23	11/15/24	USD	55.00	USD	116	(7,072)
STERIS PLC	18	11/15/24	USD	243.50	USD	437	(13,839)
Structure Therapeutics, Inc., ADR	27	11/15/24	USD	45.00	USD	119	(12,690)
Stryker Corp.	126	11/15/24	USD	370.00	USD	4,552	(115,290)
Ultragenyx Pharmaceutical, Inc.	54	11/15/24	USD	60.00	USD	300	(18,495)
West Pharmaceutical Services, Inc.	37	11/15/24	USD	340.00	USD	1,111	(20,720)
Xenon Pharmaceuticals, Inc.	42	11/15/24	USD	42.50	USD	165	(6,615)
Zoetis, Inc., Class A	151	11/15/24	USD	195.00	USD	2,950	(129,105)
							$ (5,235,881)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sanofi SA	UBS AG	12,609	10/01/24	EUR	100.98	EUR	1,304	$ (27,249)
Cencora, Inc.	Citibank N.A.	11,900	10/03/24	USD	245.00	USD	2,678	(2)
AstraZeneca PLC	Bank of America N.A.	3,300	10/08/24	GBP	126.01	GBP	385	(2)
Zealand Pharma A/S	Goldman Sachs International	1,600	10/08/24	DKK	917.46	DKK	1,304	(95)
Denali Therapeutics, Inc.	Morgan Stanley & Co. International PLC	6,700	10/18/24	USD	32.40	USD	195	(3,279)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	13,200	10/22/24	JPY	6,171.36	JPY	62,668	(339)
AstraZeneca PLC	Citibank N.A.	2,500	10/30/24	GBP	119.71	GBP	291	(4,943)
Denali Therapeutics, Inc.	Morgan Stanley & Co. International PLC	6,700	11/05/24	USD	33.33	USD	195	(7,063)
Roche Holding AG	Goldman Sachs International	3,600	11/07/24	CHF	274.48	CHF	975	(22,607)
Novo Nordisk A/S, Class B	Citibank N.A.	9,300	11/12/24	DKK	895.94	DKK	7,387	(11,285)
Zealand Pharma A/S	Goldman Sachs International	3,000	11/12/24	DKK	992.04	DKK	2,444	(2,025)
AstraZeneca PLC	Goldman Sachs International	3,900	11/14/24	GBP	118.36	GBP	454	(17,480)
Sanofi SA	Goldman Sachs International	5,400	11/14/24	EUR	105.04	EUR	559	(14,937)
								$ (111,306)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 162,489,461	$ 1,273,413	$ —	$ 163,762,874
Capital Markets	642,988	—	—	642,988
Health Care Equipment & Supplies	138,887,120	—	173,716	139,060,836
Health Care Providers & Services	131,151,655	—	—	131,151,655
Life Sciences Tools & Services	54,775,410	—	—	54,775,410
Pharmaceuticals	106,388,947	16,227,655	—	122,616,602
Corporate Bonds	—	—	186,191	186,191
Other Interests	—	—	86,800	86,800
Preferred Securities
Preferred Stocks	—	—	3,892,550	3,892,550
Rights	—	—	35,072	35,072
Warrants	438	—	35,828	36,266
Short-Term Securities
Money Market Funds	3,784,441	—	—	3,784,441
	$598,120,460	$17,501,068	$4,410,157	$620,031,685
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (4,929,772)	$ (417,415)	$ —	$ (5,347,187)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
Schedule of Investments